5. GROUP STRUCTURE (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Group Structure
Net cash (used in) generated by operating activities	$ 0	$ (46)	$ 87
Net cash used in investing activities	0	0	(50)
Net cash generated by (used in) financing activities	0	42	(31)
(Decrease) increase in cash and cash equivalents from discontinued operations		(4)	6
Cash and cash equivalents at the begining of the year	$ 0	6	4
Loss on net monetary position generated by cash and cash equivalents		(2)	(4)
(Decrease) increase in cash and cash equivalents		(4)	6
Cash and cash equivalents at the end of the year		$ 0	$ 6